Loss per share	12 Months Ended
Sep. 30, 2025
Loss per share
Loss per share

17.Loss per share

As disclosed in Note 1(b), and Note 1(c), the Reverse Splits have been applied retrospectively herein.

The following table summarizes the calculation of the weighted average basic number of basic and diluted common shares to calculate the loss per share as reported in the statements of net loss and comprehensive loss:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Issued common shares, beginning of year	75,200	26,744	3,682

Effect of shares issued from:

Debt settlements	5,017	160	213
2025 Private Placement	30,345	—	—
2025 U.S Public Offerings	127,028	—	—
Exercise of warrants	372,579	3,797	1
April 2024 U.S. Public Offering (Note 16(a))	—	1,663	—
June 2024 U.S. Public Offering (Note 16(a))	—	4,074	—
August 2024 U.S. Public Offering (Note 16(a))	—	2,944	—
December 2022 U.S. IPO and Canadian Offering (Note 16(a))	—	—	12,417
Over-allotment Pre-Funded Warrants (Note 15)	—	—	765
July 2023 Private Placement (Note 16(a))	—	—	1,428
July 2023 Pre-Funded Warrants (Note 15)	—	—	861
Conversion of stock units	—	—	56
Exercise of options	—	—	12

Weighted average number of basic common shares	610,169	39,382	19,435

Dilutive securities
Stock options	—	—	—
Warrants	—	—	—
Weighted average number of dilutive common shares	610,169	39,382	19,435

At September 30, 2025, 2024 and 2023, all dilutive securities were anti-dilutive because of net loss recorded for each of those years.